ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 9 - ACCRUED EXPENSES

Accrued expenses as of August 31 and February 28, 2011 consist of the following:

	August 31, 2011	February 28, 2011

Accrued payroll and related expenses	1,184,296	$2,520,107
Accrued interest	24,543	112,749
Other	27,156	-
Total	$1,235,995	$2,632,856

Accrued payroll and related expenses consists primarily of salaries accrued but not paid to certain employees due to our lack of financial resources. As of August 31 and February 28, 2011, these amounts total $904,201 and $1,889,420, respectively. Also included in this amount is accrued vacation expense of $232,968 and $584,065 at August 31 and February 28, 2011, respectively.

NOTE 8 - ACCRUED EXPENSES

Accrued expenses at February 28, 2011 and 2010 consisted of the following:

	2011	2010
Accrued payroll and related expenses	$2,520,107	$1,716,279
Accrued interest	112,749	9,882
Other	-	10,650
Total	$2,632,856	$1,736,811

Accrued payroll and related expenses consists primarily of salaries accrued but not paid to certain employees due to our lack of financial resources. At February 28, 2011 and 2010, these amounts total $1,889,420 and $1,150,577, respectively. Also included in this amount is accrued vacation expense of $584,065 and $497,884at February 28, 2011 and 2010 respectively.